Commitments and Contingencies - Schedule of Operating Lease Liability (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Office lease liability	$ 48,662
Reduction of lease liability	(21,327)
Total	27,335
Less: current portion	(7,290)
Long term portion of lease liability	$ 20,045